DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
5.	DISCONTINUED OPERATIONS

The disposal described in Note 1 represents a strategic shift and has a major effect on the Group's results of operations. The Group Buying Entities is accounted as discontinued operations in the consolidated financial statements for the years ended December 31, 2013, 2014 and 2015. A gain of $47,390,421 was recognized on the disposal.

The financial results of the Group Buying Entities are set out below. The assets, liabilities, revenue and expenses have been reclassified as discontinued operations to retrospectively reflect the changes for the year ended December 31, 2014.

December 31,
2014

Carrying amounts of assets disposed

Cash	$1,644,855
Accounts receivable, net	1,225,386
Prepaid expenses and other current assets	7,206,884
Current assets of discontinued operations	10,077,125
Property and equipment, net	2,574,081
Goodwill	7,463,706
Non-current assets of discontinued operations	10,037,787
Total assets of discontinued operations	$20,114,912

Carrying amounts of liabilities disposed

Accounts payable	$22,679,754
Accrued expense and other current liabilities	21,669,131
Advance from customers	22,703,718
Amounts due to related parties	403,585
Income tax payable	44,100
Current liabilities of discontinued operations	67,500,288
Total liabilities of discontinued operations	$67,500,288

	For the years ended December 31,
	2013	2014	2015

Net revenues	$36,253,309	$30,073,452	$16,832,352
Cost of revenues	(6,583,501)	(7,040,383)	(2,927,148)

Gross profit	29,669,808	23,033,069	13,905,204

Operating expenses	(61,668,332)	(62,378,258)	(50,212,995)

Loss from operations	(31,998,524)	(39,345,189)	(36,307,791)

Gain from disposal of Group Buying Entities	—	—	47,390,421
Interest income	43,864	6,699	1,904
Interest expense	(136,655)	(11,798)	—
Other expenses, net	(89,354)	(196,288)	(8,599)
Gain from disposal of subsidiary	895	—	—

(Loss)/Income before income tax	(32,179,774)	(39,546,576)	11,075,935
Provision for income tax	80,519	—	—

(Loss)/Income from discontinuing operations attributable to owners of the Company	$(32,099,255)	$(39,546,576)	$11,075,935

Nature of the relationships with related parties:

Name	Relationship with the Company

Beijing Baifen Tonglian Media Technology Co., Ltd.	Controlled by Mr. Xu

As of December 31, 2014, the following balances were due to the related parties:

December 31,
2014

Amount due to Beijing Baifen Tonglian Media Technology Co., Ltd	403,585	(i)
$403,585

(i)	The amounts represents short messaging service (“SMS”) distribution platform fee, which has not been paid to Beijing Baifen Tonglian Media Technology Co., Ltd.